Investments - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net investment income
Mortgage loans, net	$ 3,359	$ 2,951	$ 3,359
Threshold percentage of mortgage loans to total carrying value		5.00%
Fair value	23,907	$ 17,937	23,907
Threshold percentage of municipal to total carrying value		5.00%
Short-term investments	974	$ 1,035	974
Policy loans	582	525	582
Fixed income and equity securities loaned	322		322
Interest income on collateral, net of fees			1	$ 1
Below investment grade assets	2,990	1,340	2,990
Fixed income securities and short-term investments deposited with regulatory authorities		24
Non-income producing fixed income securities and other investments		2
Accrued investment income	231	155	231
Net gains and losses on investments and derivatives	4	624	266	341
Mortgage loans
Net investment income
Payments to acquire investments	217
Reduction of allowance related to sales	15
Municipal
Net investment income
Fair value	2,007	817	2,007
Fixed income securities
Net investment income
Accrued investment income	198	131	198
Mortgage loans
Net investment income
Accrued investment income	13	11	13
Reduction of allowance related to sales		4	15
Allowance for credit loss	59	$ 27	59	$ 3
Agent loans
Net investment income
Accrued investment income	2		2
Agent loans, high credit quality (in percentage)		85.00%
Allowance for credit loss	5	$ 0	5
Bank loans
Net investment income
Accrued investment income	1		1
Allowance for credit loss	$ 16	$ 7	$ 16